BALANCE FROM CONTRACTS WITH CUSTOMERS - Net Contract Assets (Liabilities) (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Revenue [abstract]
Contract assets - current	$ 482.2	$ 537.6
Contract assets - non-current (Note 18)	38.8	41.6
Contract liabilities - current	(1,001.6)	(911.7)
Contract liabilities - non-current (Note 23)	(126.8)	(99.8)
Net contract liabilities	$ (607.4)	$ (432.3)